Loans and Allowance for Credit Losses - Schedule of Loans on Nonaccrual Status (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	$ 0	$ 0
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	0	0
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	0	0
Real Estate Portfolio Segment | Construction, Land Development and Farmland
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	0	0
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	0	0
Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	0	0
Consumer Portfolio Segment
Financing Receivable, Past Due [Line Items]
Loans on nonaccrual status	$ 0	$ 0